Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

13.Subsequent Events

(a)On July 17, 2013 it was announced that the Board of Directors declared the first dividend of $0.44444 per share of its 8% Series B Cumulative Redeemable Perpetual Preferred Shares, for the period from the original issuance of the Series B Preferred Shares on May 10, 2013 through July 29, 2013. The dividend was paid on July 30, 2013 to all holders of record of Series B Preferred Shares as of July 29, 2013.

(b)On August 8, 2013 the Company entered into a distribution agency agreement with a leading investment bank as manager, providing for the offer and sale from time to time of up to 4,000,000 common shares of the Company, par value $1.00 per share, at market prices. As of September 18, 2013 the Company sold 481,804 common shares under this agreement for net proceeds of $2,295.

(c)On September 11, 2013 the Company fully repaid the outstanding balance of one of its loan facilities amounting to $26,815, used for the financing of Sakura Princess and other vessels sold in previous years and drew-down $18,000 on a new term bank loan, arranged on September 9, 2013, for the re-financing of Sakura Princess.